Other Finance Expenses	12 Months Ended
Dec. 31, 2018
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest cost as reported in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Interest expense	$46,768	$28,977	$19,669
Amortization of debt issuance cost and fair value of debt assumed	3,188	1,737	1,198
Total interest cost	$49,956	$30,714	$20,867

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Bank fees, charges	$551	$516	$342
Guarantee costs	403	621	696
Commitment fees	306	269	273
Total other finance expense	$1,260	$1,406	$1,311